SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 18.	SHARE-BASED COMPENSATION

As of December 31, 2011, the Company had one share-based compensation plan as described below.  The compensation cost that had been charged against income for the plan was $428,702 and $549,106 for the years ended December 31, 2011 and 2010 respectively.  The related income tax benefit recognized was $150,046 and $192,187 for the years ended December 31, 2011 and 2010, respectively.  A 100% valuation allowance was assessed against the deferred tax assets derived from such tax benefit as of December 31, 2011 and 2010.

On November 4, 2010, the Company’s Board of Directors approved the Company’s 2010 Share Incentive Plan (the “Plan”).  Under the Plan, 1,000,000 shares of the Company’s common stock shall be allocated to and authorized for use pursuant to the terms of the Plan.  On November 8, 2010, a total of 931,000 non-qualified incentive stock options were approved by our Board of Directors and granted under the Plan, including 851,000 options granted to the Company’s executives and key employees (collectively, “Employees”) and 80,000 options granted to consultants and independent directors of the Board (collectively, “Non-employees”), at an exercise price of $4.40 per share.  On December 15, 2010, 40,000 non-qualified incentive stock options were approved by our Board of Directors and granted under the Plan to a consultant at an exercise price of $4.40 per share.  The option award granted in 2010 shall vest as follows:

(i)	33 1/3% of the option grants be vested one (1) month after the date of grant;
(ii)	33 1/3% of the option grants be vested twelve (12) months after the date of grant; and
(iii)	33 1/3% of the option grants be vested twenty-four (24) months after the date of grant

 The fair value of each option award was estimated on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the following table.  The model is based on the assumption that it is possible to set up a perfectly hedged position consisting of owning the shares of stock and selling a call option on the stock.  Any movement in the price of the underlying stock will be offset by an opposite movement in the options value, resulting in no risk to the investor.  This perfect hedge is riskless and, therefore, should yield the riskless rate of return.  As the Black-Scholes option pricing model applies to stocks that do not pay dividends, we made an adjustment developed by Robert Merton to approximate the option value of a dividend-paying stock.  Under this adjustment method, it is assumed that the Company’s stock will generate a constant dividend yield during the remaining life of the options.

The following tables reflect assumptions used to determine the fair value of the option award:

Options granted on November 8, 2010:

Exercisable Period	12/8/2010 - 11/8/2020	11/8/2011 - 11/8/2020	11/8/2012 - 11/8/2020
Risk-free Rate (%)	1.12	1.27	1.46
Expected Lives (years)	5.04	5.50	6.00
Expected Volatility (%)	46.10	44.49	43.04
Expected forfeitures per year (%)	0.00-18.00	0.00-18.00	0.00-18.00
Dividend Yield (%)	0.00	0.00	0.00

Options granted on December 15, 2010:

Exercisable Period	1/15/2011 - 12/15/2020	12/15/2011 - 12/15/2020	12/15/2012 - 12/15/2020
Risk-free Rate (%)	2.15	2.32	2.50
Expected Lives (years)	5.04	5.50	6.00
Expected Volatility (%)	46.15	44.52	43.09
Expected forfeitures per year (%)	0.00	0.00	0.00
Dividend Yield (%)	0.00	0.00	0.00

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

●	Risk-free rate- This rate is based on continuous compounding of publicly-available yields on U.S. Treasury securities with remaining terms to maturity consistent with the expected term of the options at the dates of grant.

●	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, we have used a peer approach wherein the historical trading volatilities of certain companies with similar characteristics as ours and who had a sufficient trading history were used as an estimate of our volatility. In developing this model, no one company was weighted more heavily.

(3)	Level 3 inputs include:

●	Expected lives- The expected lives of options granted were derived from the output of the option valuation model and represented the period of time that options granted are expected to be outstanding.

●	Expected forfeitures per year- The expected forfeitures are estimated at the dates of grant and will be revised in subsequent periods pursuant to actual forfeitures, if significantly different from the previous estimates.

The estimates of fair value from the model are theoretical values of stock options and changes in the assumptions used in the model could result in materially different fair value estimates.  The actual value of the stock options will depend on the market value of the Company’s common stock when the stock options are exercised.

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding as of January 1, 2011	971,000	$4.40
Granted	-	-
Exercised	-	-
Forfeited	(156,000)	$4.40
Outstanding as of December 31, 2011	815,000	$4.40	4.57 years
Exercisable as of December 31, 2011	543,333	$4.40	4.43 years
Vested and expected to vest *	672,145	$4.40	4.56 years

* Includes vested shares and unvested shares after a forfeiture rate is applied.

A summary of the status of the Company’s unvested shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

Unvested Shares	Shares	Weighted- Average Grant- Date Fair Value
Unvested as of January 1, 2011	647,334	$1,162,373
Granted	-	-
Vested	(271,667)	(487,814)
Forfeited	(104,000)	(186,746)
Unvested as of December 31, 2011	271,667	$487,813